Cover	Jun. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2022
Entity File Number	001-32358
Entity Registrant Name	SPOK HOLDINGS, INC.
Entity Central Index Key	0001289945
Entity Tax Identification Number	16-1694797
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5911 KingstownE Village Pkwy
Entity Address, Address Line Two	6
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22315
City Area Code	800
Local Phone Number	611-8488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false